Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurement
Schedule of fair value measurement of liabilities

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
		Quoted prices
		in active	Observable	Unobservable
		markets	inputs	inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2019-
Assets and liabilities measured at fair value:
Fair value of account receivable	165,546	—	165,546	—
Contingent consideration liability	16,410	—	—	16,410
Hedge instruments	—	—	—	—

As of December 31, 2018 -
Assets and liabilities measured at fair value:
Fair value of account receivable	107,549	—	107,549	—
Contingent consideration liability	15,755	—	—	15,755
Hedge instruments	2,759	—	2,759	—